Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities
	As of June 30, 2023	As of December 31, 2022
Public warrants	$3,800	$9,200
Private warrants[1]	661	1,716
	$4,461	$10,916
[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.

Schedule of Public Warrants	Public warrants
	As of June 30, 2023	As of December 31, 2022
As of January 1	$9,200	$16,000
Acquired public warrants	—	—
Fair value remeasurement	(5,400)	(6,800)
Balance as of June 30/December 31	$3,800	$9,200

Schedule of Private Warrants	Private warrants
	As of June 30, 2023	As of December 31, 2022
As of January 1	$1,716	$7,112
Acquired private warrants	—	—
Fair value remeasurement	(1,055)	(5,396)
Balance as of June 30/December 31	$661	$1,716